CONSOLIDATED BALANCE SHEETS - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 95,646	$ 98,732
Deposits, prepayment and other receivables	3,554	3,131
Total current assets	99,200	101,863
Intangible assets	438	438
Total assets	99,638	102,301
Current liabilities
Other payables and accruals	775	1,120
Tax payable	11,933	11,026
Total current liabilities	12,708	12,146
Total liabilities	12,708	12,146
Commitments and contingencies
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2021 and 2022, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(30)
Retained earnings	60,810	64,035
Total shareholders' equity	86,930	90,155
Total liabilities and shareholders' equity	$ 99,638	$ 102,301